Bank loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Bank Loans [Abstract]
Beginning balance	$ 55,000	$ 285,302	$ 40,000
New loans	341,215	200,500	344,503
Disbursements	(300,000)	(442,957)	(90,000)
Exchange difference	0	12,155	(9,201)
Final balance	$ 96,215	$ 55,000	$ 285,302